OPERATING LEASES (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
OPERATING LEASES
Rent expense	$ 65,881
Future minimum annual payments for all operating leases
2017	76,513
2018	70,242
2019	61,986
2020	56,953
2021	53,658
Thereafter	$ 142,655